Long-Term Investments (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2020 CNY (¥)	Jan. 31, 2021 EUR (€)	Oct. 31, 2018 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022	Mar. 31, 2022
Long-Term Investments (Details) [Line Items]
Interest percentage						19.60%
Consideration to acquire equity interest | €		€ 200
Recognized the share of profit (in Dollars)				$ 357	$ 228
Recognized the share of loss (in Dollars)					156
Impairment (in Dollars)					$ 80
Maya System Inc [Member]
Long-Term Investments (Details) [Line Items]
Interest percentage			49.00%
Consideration to acquire equity interest | ¥			¥ 49,000
Beijing Huaxianglianxin Technology Company [Member]
Long-Term Investments (Details) [Line Items]
Consideration to acquire equity interest | ¥	¥ 8,521
Equity interest	10.00%				9.00%		9.00%
iQsim S.A. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest		31.25%